OTHER NON-INTEREST INCOME (Details) In Thousands	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2009 EUR (€)	Dec. 31, 2008 EUR (€)
Other Noninterest Income Details [Abstract]
Income from insurance operations		€ 1,017,172	€ 990,054	€ 852,557
Gain on disposal of premises and foreclosed assets		2,643	3,259	70,744
Hotel revenues		33,986	34,737	33,771
Other		107,452	62,740	84,604
Total	$ 1,669,426	€ 1,161,253	€ 1,090,790	€ 1,041,676